Newbuildings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 02, 2015
Movement in Newbuildings [Roll Forward]
Opening balance		$ 17,175
Closing balance		16,409	$ 17,175
Book value on disposal		17,175	17,175
Drilling units
Movement in Newbuildings [Roll Forward]
Opening balance		15,145	12
Closing balance		14,930	15,145
Book value on disposal		15,145	12
Newbuildings
Movement in Newbuildings [Roll Forward]
Opening balance		2,030	3,419
Additions		601	2,433
Capitalized interest and loan related costs		60	70
Re-classified as Drilling Units		(725)	(3,892)
Disposals	[1]	(78)	0
Closing balance		1,479	2,030
Book value on disposal		2,030	3,419
Assets Held-for-sale | Newbuildings
Movement in Newbuildings [Roll Forward]
Re-classified as Drilling Units	[2]	(210)	0
Other Noncurrent Assets | Newbuildings
Movement in Newbuildings [Roll Forward]
Re-classified as Drilling Units	[1]	(199)	$ 0
West Rigel | Drilling units
Movement in Newbuildings [Roll Forward]
Closing balance		210
Book value on disposal		$ 210		$ 210

[1]	On September 14, 2015, the Company cancelled the construction contract for the West Mira with HSHI Please refer to Note 5 to the consolidated financial statements, included herein, for more details.
[2]	On December 2, 2015, the West Rigel was classified as an Asset held for sale. As at the transfer date the West Rigel held assets at its book value of $210.0 million. Please refer to Note 37 to the consolidated financial statements, included herein, for more details.